Long-term Loans (Details) ¥ in Millions	Jun. 02, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Pledge | ¥			¥ 1,295.0
Term loan facility and revolving loan facility agreement
Debt Instrument [Line Items]
Maturity term	5 years
Aggregate commitments	$ 1,000,000,000.0
Commitment fee	0.20%
Borrowings outstanding		$ 200,000,000.0
Pledge		$ 0
Term loan facility and revolving loan facility agreement | LIBOR
Debt Instrument [Line Items]
Basis points	0.85%